Roll-Forwards of Amount Related to Credit Losses on Other-Than-Temporarily Impaired Debt Securities Recognized in Earnings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)		Mar. 31, 2012 JPY (¥)		Mar. 31, 2011 JPY (¥)		Mar. 31, 2010 JPY (¥)
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Beginning	$ 110		¥ 9,022		¥ 5,016		¥ 906
Reduction to the beginning balance	0	[1]	0	[1]	(1,810)	[1]	0	[1]
Beginning after reduction	110		9,022		3,206		0
Credit loss for which an other-than-temporary impairment was not previously recognized	43		3,524		7,292		3,744
Credit loss for which an other-than-temporary impairment was previously recognized	4		320		736		366
For securities sold or redeemed	(43)		(3,530)		(307)		0
Due to change in intent to sell or requirement to sell	(14)		(1,137)		(1,905)		0
Ending	$ 100		¥ 8,199		¥ 9,022		¥ 5,016

[1]	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 ("Transfers and Servicing")), and Accounting Standards Update 2009-17 (ASC 810 ("Consolidation")) have been deducted from the beginning balance.